Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

Acquisition of ServiceU

On October 3, 2011, the Company acquired all of the outstanding common shares of ServiceU, a provider of web-based solutions for giving, event registration, ticketing, calendaring and resource management in exchange for $11.1 million in cash. The acquisition enables the Company to strengthen its position as a technology leader and broaden its customer base. Management is currently evaluating the purchase price allocation for this transaction.

Acquisition of RTP, LLC

On November 9, 2011, the Company completed the purchase of all of the outstanding shares of RTP, LLC ("RTP"), a provider of integrated resort software and solutions in exchange for $21.5 million in cash. The acquisition enables the Company to broaden its existing product capabilities and its customer base. Management is currently evaluating the purchase price allocation for this transaction.

Credit Facility

Effective December 16, 2011, the Company entered into a five-year, senior secured revolving credit facility, with certain institutional lenders, in an initial aggregate principal amount of $50 million (the "Credit Facility"). The Credit Facility has a maturity date of December 16, 2016, but the outstanding amounts may be prepaid at any time without penalty or premium (except for certain customary break funding payments in connection with LIBOR loans).

The Credit Facility includes a $15 million sublimit for the issuance of standby letters of credit and a $5 million sublimit for swing line loans, available on a same-day basis. The Credit Facility also includes an "accordion" feature which allows the Company, subject to certain terms and conditions, to increase the lending commitments by up to $25 million.

Any advance under the Credit Facility will accrue interest at rates per annum that are equal to, based on certain conditions, either (a) 1.5% above the applicable LIBOR rate, or (b) 0.5% above (i) the greatest of (x) the prime rate, (y) the federal funds effective rate plus 0.5% or (z) a daily rate equal to one-month LIBOR plus 1.00%. The unused portion of the Credit Facility will also be subject to an unused fee that will be calculated at a per annum rate of 0.25%.

Under the Credit Facility, the Company is required to comply with certain financial covenants and ratios, including a quarterly consolidated leverage ratio of consolidated funded indebtedness to EBITDA of not more than 2.5 to 1.0 and a quarterly consolidated fixed charge coverage ratio of not less than 1.5 to 1.0. The New Credit Agreement also contains customary representations and warranties, affirmative and negative covenants, and conditions to borrowing. The affirmative and negative covenants restrict, among other things, the ability of the Company and its subsidiaries to create certain liens, incur certain indebtedness and guarantees, make certain investments or acquisitions, merge or consolidate, dispose of assets, pay dividends, repurchase or redeem capital stock, change the nature of their businesses, and enter into certain transactions with affiliates.

The Company had $5 million outstanding, under the swing line loan facility at December 31, 2011, which was repaid in full on January 3, 2012. On January 3, 2012, the Company borrowed $10 million under the Credit Facility.

Acquisition of StarCite, Inc.

On December 30, 2011, the Company completed the acquisition of all outstanding shares of StarCite, Inc. ("StarCite"), a provider of a technology platform that makes meetings and event planning, booking and management easier and more cost-effective for corporations, hotels, venues and meetings suppliers in exchange for $40.0 million in cash and 1,350,000 shares of common stock with a fair value of approximately $18.4 million, which includes 300,000 shares of common stock placed into an escrow fund to satisfy any indemnification claims pursuant to the terms of the agreement with StarCite. The merger consideration is subject to adjustment based on a final determination of working capital and is subject to certain limited holdbacks. In addition, in the event that the shares of the Company's common stock do not close trading at or above $15.00 per share on the New York Stock Exchange for at least three consecutive days at any time during the sixty day period following effectiveness of this registration statement filed with respect to the common stock issued in connection with this acquisition, an additional 150,000 shares of common stock will be issued to the StarCite security holders. The acquisition enables the Company to provide an end-to-end global ecosystem for the events space and broaden its customer base. Management is currently evaluating the purchase price allocation for this transaction.

22. Subsequent Events

Stock option grant

During March 2011, the Compensation Committee approved a grant of 1,485,000 stock options to directors and executive officers at an exercise price of $7.88 per share subject to the approval of stockholders amending the 2002 Plan by increasing the authorized number of shares of common stock available for issuance by 1,100,000 shares of common stock. The stock options vest monthly in equal installments over a four year period. Stockholder approval to increase the authorized number of shares was received on April 13, 2011. The awards were considered granted from an accounting perspective in April 2011.

2011 Equity Incentive Plan

In April 2011, the Company's stockholders approved the 2011 Equity Incentive Plan (the "2011 Plan") to be effective on the date of the Company's initial public offering. The 2011 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. The 2011 Plan is administered by the Company's Compensation Committee, which has the authority to designate participants and determine the number and type of awards to be granted, the time at which awards are exercisable, the method of payment and any other terms and conditions of the awards. Stock options expire on terms as determined by the compensation committee, but not more than ten years after the date of grant. Incentive stock options may be granted only to employees (including officers and directors who are employees). Nonqualified stock options, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance units, cash based awards and other stock-based awards may be granted to employees and consultants.

Employee Stock Purchase Plan

In April 2011, the Company's stockholders approved the 2011 Employee Stock Purchase Plan (the "2011 ESPP Plan") to be effective on the date of the Company's initial public offering. The 2011 ESPP Plan allows participating employees to contribute up to 20% of their earnings, up to a maximum of $25,000 per annum, to purchase shares of the Company's common stock at a price per share equal to the lower of (a) 85% of the fair market value of a share of the Company's common stock on the first date of the offering period, or (b) 85% of the fair market value of a share of the Company's common stock on the date of purchase. The Company's compensation committee may specify offerings with durations of not more than 27 months, and may specify shorter purchase periods within each offering. Each offering will have one or more purchase dates on which shares of the Company's common stock will be purchased for employees participating in the offering.